STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Jun. 12, 2019	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Jun. 12, 2019	0	0
Issuance of Class B ordinary shares to Sponsor	$ 0	$ 719	24,281	0	25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)	0	7,187,500
Sale of 28,750,000 Units, net of underwriting discounts and offering expenses	$ 2,875	$ 0	253,947,875	0	253,950,750
Sale of 28,750,000 Units, net of underwriting discounts and offering expenses (in Shares)	28,750,000	0
Class A ordinary shares subject to possible redemption	$ (2,439)	$ 0	(244,193,526)	0	(244,195,965)
Class A ordinary shares subject to possible redemption (in shares)	(24,391,533)	0
Net loss	$ 0	$ 0	0	(4,779,782)	(4,779,782)
Ending balance at Dec. 31, 2019	$ 436	$ 719	9,778,630	(4,779,782)	5,000,003
Balance (in Shares) at Dec. 31, 2019	4,358,467	7,187,500
Class A ordinary shares subject to possible redemption	$ (73)				(8,943,380)
Ending balance at Mar. 31, 2020	$ 363	$ 719			5,000,009
Balance (in Shares) at Mar. 31, 2020	3,620,083	7,187,500
Beginning balance at Dec. 31, 2019	$ 436	$ 719	9,778,630	(4,779,782)	5,000,003
Balance (in Shares) at Dec. 31, 2019	4,358,467	7,187,500
Beginning balance at Dec. 31, 2019	$ 436	$ 719	9,778,630	(4,779,782)	5,000,003
Balance (in Shares) at Dec. 31, 2019	4,358,467	7,187,500
Beginning balance at Dec. 31, 2019	$ 436	$ 719	9,778,630	(4,779,782)	5,000,003
Balance (in Shares) at Dec. 31, 2019	4,358,467	7,187,500
Class A ordinary shares subject to possible redemption	$ 92		8,328,927	(748,398)	7,580,621
Class A ordinary shares subject to possible redemption (in shares)	920,578
Net loss				(7,580,615)	(7,580,615)
Ending balance at Dec. 31, 2020	$ 528	$ 719	18,107,557	(13,108,795)	5,000,009
Balance (in Shares) at Dec. 31, 2020	5,279,045	7,187,500
Beginning balance at Mar. 31, 2020	$ 363	$ 719			5,000,009
Balance (in Shares) at Mar. 31, 2020	3,620,083	7,187,500
Beginning balance at Dec. 31, 2020	$ 528	$ 719	$ 18,107,557	$ (13,108,795)	5,000,009
Balance (in Shares) at Dec. 31, 2020	5,279,045	7,187,500
Class A ordinary shares subject to possible redemption	$ 307				30,918,749
Ending balance at Mar. 31, 2021	$ 835	$ 719			$ 5,000,008
Balance (in Shares) at Mar. 31, 2021	8,346,318	7,187,500